STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

Common stock

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement, by and among, the Company and Quasuras Inc., the Company acquired one hundred percent (100%) of the issued and outstanding shares of Quasuras for 7,582,060 shares of the Company, resulting in Quasuras becoming a wholly-owned subsidiary of the Company. The historical equity for Quasuras was restated pursuant to the reorganization.

The Company has 50,000,000 shares of common stock authorized. The par value of the shares is $0.001. In April 2019 the Company issued 30,000 shares for services bringing the outstanding balance to 17,870,261 shares of common stock.

2017 Equity Incentive Plan

On October 19, 2017, the board of directors approved the 2017 Equity Incentive Plan (the “EIP”) that authorizes the board of directors or a committee of the board of directors to grant a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The EIP has a 10-year term and has a reserve of 3,000,000 shares of the Company's common stock for issuance. The term of options granted under the EIP may not exceed ten years. The term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company's stock may not exceed five years.

Generally, options granted under the Amended 2010 Plan vest over a three-year period and have a ten-year term. Under the EIP, the exercise or purchase price shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant; or (B) granted to employees other than to employees described in the preceding clause, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant unless otherwise determined by the board of directors; and

(iii)	In the case of other grants, such price as is determined by the board of directors.

The board of directors is responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The EIP generally doesn’t allow for the transfer of the options, and the board of directors may amend, suspend or terminate the EIP at any time.

Stock-Based Compensation Expense

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant-date fair value. The unamortized compensation cost, as of June 30, 2019, was $285,799 related to stock options and is expected to be recognized as expense over a weighted-average period of approximately 0.5 years.

During the three months ended June 30, 2019, the Company granted options to purchase 22,686 shares of its common stock to employees, directors and consultants. The options had a 10-year term, and 13,685 options vested immediately on the date of grant. The fair value of the options was determined to be $39,431, and $24,514 was recorded as stock-based compensation expense and included in general and administrative and research and development expenses in the consolidated statement of operations for the three months ended June 30, 2019.

The following assumptions were used in the fair value method calculations:

Three Months Ended
June 30, 2019
Risk-free interest rates	2.15% - 2.41%
Volatility	97% - 102%
Expected life (years)	5.0 - 6.0
Dividend yield	—%

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends, and has no intention to pay dividends in the foreseeable future.

In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the EIP is presented below:

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at April 1, 2019	1,470,092	1,529,908	$0.85
Options granted	(22,686)	22,686	$2.25
Balance at June 30, 2019	1,447,406	1,552,594	$0.88

There were no stock options exercised during the three months ended June 30, 2019 or June 30, 2018.

The following table summarizes the range of outstanding and exercisable options as of June 30, 2019:

	Options Outstanding			Options Exercisable
Weighted
Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$0.66 - $2.25	1,552,594	9.15	$0.88	1,251,705	0.69	$—

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the three months ended June 30, 2019 and 2018, there were no such tax benefits associated with the exercise of stock options.

Common Stock

On July 24, 2017, pursuant to a Reorganization and Share Exchange Agreement by and among, the Company and Quasuras Inc., the Company acquired 100% of the issued and outstanding shares of Quasuras for 7,582,060 shares of common stock of the Company, resulting in Quasuras becoming a wholly-owned subsidiary of the Company. The historical equity for Quasuras was restated pursuant to the reorganization.

Preferred Stock

The Company has 5,000,000 shares of preferred stock authorized. The par value of the shares is $0.001. As of March 31, 2019, none of the shares of preferred stock of the Company were issued.

2017 Equity Incentive Plan

On October 19, 2017, the board of directors approved the 2017 Equity Incentive Plan (the “EIP”) that authorizes the board of directors or a committee of the board of directors to grant a broad range of awards, including stock options, stock appreciation rights, restricted stock, performance-based awards and restricted stock units. The EIP has a 10-year term and has a reserve of 3,000,000 shares of the Company’s common stock for issuance. The term of options granted under the EIP may not exceed ten years. The term of all incentive stock options granted to a person who, at the time of grant, owns stock representing more than 10% of the voting power of all classes of the Company’s stock may not exceed five years.

Generally, options granted under the Amended 2010 Plan vest over a three-year period and have a ten-year term. Under the EIP, the exercise or purchase price shall be calculated as follows:

(i)	In the case of an incentive stock option, (A) granted to employees who, at the time of the grant of such incentive stock option own stock representing more than ten percent (10%) of the voting power of all classes of stock of the Company, the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant; or (B) granted to employees other than to employees described in the preceding clause, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant;

(ii)	In the case of a non-qualified stock option, the per share exercise price shall be not less than 100% of the fair market value per share on the date of grant unless otherwise determined by the board of directors; and

(iii)	In the case of other grants, such price as is determined by the board of directors.

The board of directors is responsible for determining the consideration to be paid for the shares of common stock to be issued upon exercise or purchase. The EIP generally doesn’t allow for the transfer of the options, and the board of directors may amend, suspend or terminate the EIP at any time.

Stock-Based Compensation Expense

The expense relating to stock options is recognized on a straight-line basis over the requisite service period, usually the vesting period, based on the grant-date fair value. During the year ended March 31, 2019, the Company granted a total of 64,687 options to Mr. DiPerna in lieu of a portion of his salary. The options expire 10 years from the respective grant dates and vested immediately upon grant. The fair value of these options was determined to be $42,761 and was included in general and administrative and research and development expenses for the year ended March 31, 2019.

The following assumptions were used in the fair value method calculations:

Year Ended
March 31,
2019
Risk-free interest rates	2.73 - 3.01%
Volatility	71% - 112%
Expected life (years)	5.0
Dividend yield	—%

During the fiscal year ended March 31, 2019, the Company granted options to purchase 1,465,221 shares of common stock to certain directors and consultants. The fair value of the options granted was $1,021,733, and the Company has been recording stock-based compensation expense for each grant over the respective vesting periods. For the year ended March 31, 2019, the Company recorded total stock-based compensation expense of $532,108, which is less than the total fair value. The unamortized compensation cost as of March 31, 2019 was $529,625 related to stock options and is expected to be recognized as expense over a weighted average period of approximately 1.8 years. The table below provides a reconciliation of total fair value of the options granted and related expense recognized by the Company during fiscal 2019

Grantees	Option Shares	Vesting Periods	Total Fair Value of Options	2019 Stock-Based Compensation Expense	Unrecognized expense at March 31, 2019
Consultants	1,280,000	July 25, 2018 to July 24, 2019	$682,240	$466,197	$216,043
Consultants	185,221	January 16, 2019 to January 15, 2022	$336,732	$23,150	$313,582
Chief Executive Officer	64,687	*	$42,761	$42,761	—
Total	1,529,908		$1,061,733	$532,108	$529,625

* Options were fully vested as of the grant date, as disclosed above.

The following assumptions were used in the fair value method calculation for the consultant options:

Year Ended
March 31,
2019
Risk-free interest rates	2.54 - 2.82%
Volatility	104% - 110%
Expected life (years)	5.21 - 5.88
Dividend yield	—%

The fair values of options at the grant date were estimated utilizing the Black-Scholes valuation model, which includes simplified methods to establish the fair term of options as well as average volatility of three comparable organizations. The risk-free interest rate was derived from the Daily Treasury Yield Curve Rates, as published by the U.S. Department of the Treasury as of the grant date for terms equal to the expected terms of the options. A dividend yield of zero was applied because the Company has never paid dividends, and has no intention to pay dividends in the foreseeable future.

In accordance with ASU No. 2016-09, the Company accounts for forfeitures as they occur.

A summary of stock option activity under the EIP is presented below.

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at April 1, 2017	—	—	—
Shares authorized under the EIP	3,000,000	—	—
Balance at March 31, 2018	3,000,000	—	$—
Options granted	(1,529,908)	1,529,908	$0.86
Balance at March 31, 2019	1,470,092	1,529,908	$0.86

There were no stock options exercised during the years ended March 31, 2019 or 2018.

The following table summarizes the range of outstanding and exercisable options as of March 31, 2019:

	Options Outstanding			Options Exercisable
Weighted
Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$0.66 - $2.25	1,529,908	9.39	$0.86	918,020	0.68	$—

The Company is required to present the tax benefits resulting from tax deductions in excess of the compensation cost recognized from the exercise of stock options as financing cash flows in the consolidated statements of cash flows. For the years ended March 31, 2019 and 2018, there were no such tax benefits associated with the exercise of stock options.